UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund –
.
TRCSX Small-Cap Index Fund–
.
I  Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Small-Cap Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Small-Cap Index Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Index Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Industrials and Business
Services 15.4% 17.3%
Health Care 16.7 16.6
Financials 17.1 15.0
Information Technology 12.6 13.5
Consumer Discretionary 10.4 10.5
Energy 6.8 6.7
Real Estate 6.4 6.0
Materials 4.2 4.5
Consumer Staples 3.6 3.4
Utilities 3.5 3.1
Communication Services 2.6 2.4
Other and Reserves 0.7 1.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Super Micro Computer 0.5%
SPS Commerce 0.3
Rambus 0.3
Chart Industries 0.3
Novanta 0.3
Chord Energy 0.3
Light & Wonder 0.3
ChampionX 0.3
Atkore 0.3
Commercial Metals 0.3
Axcelis Technologies 0.3
Simpson Manufacturing 0.2
Intra-Cellular Therapies 0.2
Matador Resources 0.2
UFP Industries 0.2
Comfort Systems USA 0.2
Selective Insurance Group 0.2
elf Beauty 0.2
ATI 0.2
Lantheus Holdings 0.2
API Group 0.2
Onto Innovation 0.2
Murphy Oil 0.2
Applied Industrial Technologies 0.2
Option Care Health 0.2
Total 6.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Small-Cap Index Fund

SMALL-CAP INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,080.10 $1.50
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.36   1.45
I Class
Actual   1,000.00   1,080.50   0.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.10   0.70
Z Class
Actual   1,000.00   1,081.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 12 .48 $ 15 .93 $ 14 .16 $ 12 .20 $ 10 .19 $ 12 .48
Investment activities
Net investment
income
(1)(2)
0 .08 0 .17 0 .11 0 .11 0 .15 0 .16
Net realized and
unrealized gain/loss 0 .92 ( 3 .44 ) 1 .91 2 .30 2 .42 ( 1 .49 )
Total from
investment activities 1 .00 ( 3 .27 ) 2 .02 2 .41 2 .57 ( 1 .33 )
Distributions
Net investment
income — ( 0 .16 ) ( 0 .11 ) ( 0 .12 ) ( 0 .15 ) ( 0 .16 )
Net realized gain — ( 0 .02 ) ( 0 .14 ) ( 0 .33 ) ( 0 .41 ) ( 0 .80 )
Total distributions — ( 0 .18 ) ( 0 .25 ) ( 0 .45 ) ( 0 .56 ) ( 0 .96 )
NET ASSET VALUE
End of period $ 13 .48 $ 12 .48 $ 15 .93 $ 14 .16 $ 12 .20 $ 10 .19

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8 .01% ( 20 .58 ) % 14 .32% 19 .88% 25 .31% ( 11 .25 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .38%
(4)
4 .93% 1 .87% 4 .10% 3 .93% 3 .67%
Net expenses after
waivers/payments
by Price Associates 0 .29%
(4)
0 .29% 0 .34% 0 .35% 0 .34% 0 .34%
Net investment
income 1 .25%
(4)
1 .26% 0 .70% 1 .00% 1 .25% 1 .26%
Portfolio turnover rate 18 .4% 22 .0% 29 .0% 21 .1% 17 .3% 25 .9%
Net assets, end of
period (in thousands) $166 $154 $197 $6,726 $5,794 $4,839
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 12 .54 $ 16 .01 $ 14 .21 $ 12 .23 $ 10 .19 $ 12 .48
Investment activities
Net investment
income
(1)(2)
0 .09 0 .19 0 .18 0 .13 0 .16 0 .18
Net realized and
unrealized gain/loss 0 .92 ( 3 .46 ) 1 .89 2 .30 2 .44 ( 1 .49 )
Total from
investment activities 1 .01 ( 3 .27 ) 2 .07 2 .43 2 .60 ( 1 .31 )
Distributions
Net investment
income — ( 0 .18 ) ( 0 .13 ) ( 0 .12 ) ( 0 .15 ) ( 0 .18 )
Net realized gain — ( 0 .02 ) ( 0 .14 ) ( 0 .33 ) ( 0 .41 ) ( 0 .80 )
Total distributions — ( 0 .20 ) ( 0 .27 ) ( 0 .45 ) ( 0 .56 ) ( 0 .98 )
NET ASSET VALUE
End of period $ 13 .55 $ 12 .54 $ 16 .01 $ 14 .21 $ 12 .23 $ 10 .19

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8 .05% ( 20 .48 ) % 14 .63% 20 .00% 25 .60% ( 11 .11 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .39%
(4)
0 .42% 0 .65% 3 .93% 3 .71% 3 .51%
Net expenses after
waivers/payments
by Price Associates 0 .14%
(4)
0 .14% 0 .17% 0 .20% 0 .19% 0 .19%
Net investment
income 1 .41%
(4)
1 .43% 1 .12% 1 .15% 1 .40% 1 .41%
Portfolio turnover rate 18 .4% 22 .0% 29 .0% 21 .1% 17 .3% 25 .9%
Net assets, end of
period (in thousands) $96,596 $85,393 $90,212 $355 $306 $255
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 12 .53 $ 15 .99 $ 14 .20 $ 7 .59
Investment activities
Net investment income
(2)(3)
0 .10 0 .22 0 .23 0 .11
Net realized and unrealized gain/loss 0 .92 ( 3 .47 ) 1 .85 6 .95
Total from investment activities 1 .02 ( 3 .25 ) 2 .08 7 .06
Distributions
Net investment income — ( 0 .19 ) ( 0 .15 ) ( 0 .12 )
Net realized gain — ( 0 .02 ) ( 0 .14 ) ( 0 .33 )
Total distributions — ( 0 .21 ) ( 0 .29 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 13 .55 $ 12 .53 $ 15 .99 $ 14 .20
Ratios/Supplemental Data
Total return
(3)(4)
8 .14% ( 20 .35 ) % 14 .71% 93 .22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .35%
(5)
0 .38% 0 .72% 3 .86%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .01% 0 .01%
(5)
Net investment income 1 .60%
(5)
1 .67% 1 .40% 1 .30%
(5)
Portfolio turnover rate 18 .4% 22 .0% 29 .0% 21 .1%
Net assets, end of period (in thousands) $22,900 $11,833 $1,104 $187
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.5%
Anterix (1) 928 29
AST SpaceMobile  (1) 2,978 14
ATN International  558 20
Bandwidth, Class A  (1) 1,210 17
Charge Enterprises  (1)(2) 6,885 7
Cogent Communications Holdings  2,129 143
Consolidated Communications Holdings  (1) 3,676 14
EchoStar, Class A  (1) 1,599 28
Globalstar  (1) 33,579 36
IDT, Class B  (1) 782 20
Liberty Latin America, Class A  (1) 1,948 17
Liberty Latin America, Class C  (1) 7,316 63
Lumen Technologies  (2) 49,504 112
Ooma  (1) 1,112 17
Radius Global Infrastructure, Class A  (1) 4,170 62
599
Entertainment 0.4%
Cinemark Holdings  (1) 5,479 90
IMAX  (1) 2,309 39
Liberty Braves, Class A  (1) 483 20
Liberty Braves, Class C  (1) 1,868 74
Lions Gate Entertainment, Class A  (1) 2,766 24
Lions Gate Entertainment, Class B  (1) 5,767 48
Loop Media  (1) 1,798 4
Madison Square Garden Entertainment  (1) 2,123 71
Marcus  (2) 1,150 17
Playstudios  (1) 4,370 22
Reservoir Media  (1) 1,089 7
Sphere Entertainment  (1) 1,267 35
Vivid Seats, Class A  (1) 1,347 11
462
Interactive Media & Services 0.7%
Bumble, Class A  (1) 5,047 85
Cargurus  (1) 4,804 109
Cars.com  (1) 3,260 65
DHI Group  (1) 2,329 9
Eventbrite, Class A  (1) 3,726 35
EverQuote, Class A  (1) 886 6
fuboTV  (1)(2) 9,613 20
Grindr  (1) 2,018 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liberty TripAdvisor Holdings, Class B  (1) 25 1
MediaAlpha, Class A  (1) 1,343 14
Nextdoor Holdings  (1) 7,152 23
Outbrain  (1)(2) 2,009 10
QuinStreet  (1) 2,584 23
Shutterstock  1,201 58
System1  (1) 1,221 5
TrueCar  (1) 4,394 10
Vimeo  (1) 7,693 32
Yelp  (1) 3,351 122
Ziff Davis  (1) 2,338 164
ZipRecruiter, Class A  (1)(2) 3,426 61
863
Media 0.7%
Advantage Solutions  (1)(2) 4,268 10
AMC Networks, Class A  (1) 1,515 18
Boston Omaha, Class A  (1) 1,178 22
Cardlytics  (1)(2) 1,632 10
Clear Channel Outdoor Holdings  (1)(2) 18,670 26
Daily Journal  (1) 68 20
Emerald Holding  (1) 766 3
Entravision Communications, Class A  3,110 14
EW Scripps, Class A  (1) 3,017 28
Gambling.com Group  (1) 513 5
Gannett  (1) 7,440 17
Gray Television  4,182 33
iHeartMedia, Class A  (1) 5,048 18
Integral Ad Science Holding  (1) 1,909 34
John Wiley & Sons, Class A  2,125 72
Magnite  (1) 6,582 90
PubMatic, Class A  (1) 2,149 39
Quotient Technology  (1) 4,493 17
Scholastic  1,466 57
Sinclair  1,728 24
Stagwell  (1) 5,316 38
TechTarget  (1) 1,338 42
TEGNA  11,130 181
Thryv Holdings  (1) 1,522 37
Townsquare Media, Class A  575 7
Urban One  (1) 316 2
Urban One, Class D  (1) 458 3
WideOpenWest  (1) 2,554 22
889
Wireless Telecommunication Services 0.1%
Gogo (1) 3,257 55

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shenandoah Telecommunications  2,438 47
Spok Holdings  874 12
Telephone & Data Systems  4,972 41
155
Total Communication Services 2,968
CONSUMER DISCRETIONARY 10.5%
Automobile Components 1.5%
Adient (1) 4,698 180
American Axle & Manufacturing Holdings  (1) 5,730 47
Cooper-Standard Holdings  (1) 832 12
Dana  6,410 109
Dorman Products  (1) 1,312 103
Fox Factory Holding  (1) 2,118 230
Gentherm  (1) 1,644 93
Goodyear Tire & Rubber  (1) 13,980 191
Holley  (1)(2) 2,778 11
LCI Industries  1,217 154
Luminar Technologies  (1)(2) 13,375 92
Modine Manufacturing  (1) 2,536 84
Patrick Industries  1,054 84
Solid Power  (1)(2) 7,606 19
Standard Motor Products  1,064 40
Stoneridge  (1) 1,263 24
Visteon  (1) 1,383 199
XPEL  (1) 1,110 94
1,766
Automobiles 0.1%
Fisker (1)(2) 9,636 54
Livewire Group  (1) 543 7
Winnebago Industries  1,458 97
Workhorse Group  (1)(2) 7,137 6
164
Broadline Retail 0.1%
Big Lots  1,511 13
ContextLogic, Class A  (1)(2) 1,193 8
Dillard's, Class A  (2) 177 58
Qurate Retail, Class B  (1)(2) 65 —
79
Distributors 0.0%
Weyco Group  255 7
7
Diversified Consumer Services 1.0%
2U (1) 3,668 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adtalem Global Education  (1) 2,265 78
Carriage Services  673 22
Chegg  (1) 6,073 54
Clear Secure, Class A  (2) 4,095 95
Coursera  (1) 6,396 83
Duolingo  (1) 1,425 204
European Wax Center, Class A  (1)(2) 1,678 31
Frontdoor  (1) 4,099 131
Graham Holdings, Class B  183 105
Laureate Education  6,647 80
Lincoln Educational Services  (1) 1,166 8
Nerdy  (1) 2,944 12
OneSpaWorld Holdings  (1) 3,585 43
Perdoceo Education  (1) 3,340 41
Rover Group  (1) 4,533 22
Strategic Education  1,102 75
Stride  (1) 2,116 79
Udemy  (1) 4,214 45
Universal Technical Institute  (1) 1,768 12
WW International  (1) 2,623 18
1,253
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment  (1) 2,787 29
Bally's  (1) 1,449 23
Biglari Holdings, Class B  (1) 42 8
BJ's Restaurants  (1) 1,141 36
Bloomin' Brands  4,330 117
Bluegreen Vacations Holding  507 18
Bowlero  (1) 1,503 18
Brinker International  (1) 2,189 80
Carrols Restaurant Group  (1) 1,810 9
Century Casinos  (1) 1,278 9
Cheesecake Factory  2,375 82
Chuy's Holdings  (1) 880 36
Cracker Barrel Old Country Store  (2) 1,098 102
Dave & Buster's Entertainment  (1) 2,130 95
Denny's  (1) 2,707 33
Dine Brands Global  774 45
El Pollo Loco Holdings  1,408 12
Everi Holdings  (1) 4,210 61
Fiesta Restaurant Group  (1) 872 7
First Watch Restaurant Group  (1) 761 13
Full House Resorts  (1) 1,535 10
Global Business Travel Group I  (1) 1,588 12
Golden Entertainment  (1) 991 41

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations  (1) 4,041 184
Inspired Entertainment  (1) 1,058 16
International Game Technology  5,394 172
Jack in the Box  1,034 101
Krispy Kreme  (2) 4,301 63
Kura Sushi USA, Class A  (1)(2) 286 27
Life Time Group Holdings  (1) 2,192 43
Light & Wonder  (1) 4,528 311
Lindblad Expeditions Holdings  (1)(2) 1,649 18
Monarch Casino & Resort  657 46
Mondee Holdings  (1) 2,231 20
Nathan's Famous  138 11
Noodles  (1) 1,793 6
ONE Group Hospitality  (1)(2) 1,075 8
Papa John's International  1,714 127
PlayAGS  (1) 1,817 10
Portillo's, Class A  (1) 2,086 47
Potbelly  (1) 1,284 11
RCI Hospitality Holdings  408 31
Red Robin Gourmet Burgers  (1) 781 11
Red Rock Resorts, Class A  2,339 109
Rush Street Interactive  (1) 2,864 9
Sabre  (1)(2) 16,350 52
SeaWorld Entertainment  (1) 1,969 110
Shake Shack, Class A  (1) 1,856 144
Six Flags Entertainment  (1) 3,548 92
Super Group SGHC  (1) 6,704 20
Sweetgreen, Class A  (1) 4,745 61
Target Hospitality  (1)(2) 1,480 20
Xponential Fitness, Class A  (1) 968 17
2,793
Household Durables 2.1%
Beazer Homes USA  (1) 1,427 40
Cavco Industries  (1) 432 128
Century Communities  1,401 107
Cricut, Class A  (2) 2,350 29
Dream Finders Homes, Class A  (1)(2) 1,191 29
Ethan Allen Interiors  1,135 32
GoPro, Class A  (1) 6,162 26
Green Brick Partners  (1) 1,333 76
Helen of Troy  (1) 1,198 129
Hooker Furnishings  541 10
Hovnanian Enterprises, Class A  (1) 232 23
Installed Building Products  1,178 165
iRobot  (1) 1,340 61

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KB Home  3,680 190
Landsea Homes  (1) 660 6
La-Z-Boy  2,171 62
Legacy Housing  (1) 446 10
LGI Homes  (1) 1,035 140
Lovesac  (1)(2) 719 19
M/I Homes  (1) 1,327 116
MDC Holdings  2,888 135
Meritage Homes  1,807 257
Purple Innovation  (2) 3,083 9
Skyline Champion  (1) 2,661 174
Snap One Holdings  (1)(2) 906 11
Sonos  (1) 6,330 103
Taylor Morrison Home  (1) 5,219 255
Traeger  (1) 1,896 8
Tri Pointe Homes  (1) 4,942 162
United Homes Group  (1) 302 3
Vizio Holding, Class A  (1) 3,772 26
VOXX International  (1) 684 9
2,550
Leisure Products 0.5%
Acushnet Holdings  1,533 84
AMMO  (1)(2) 4,778 10
Clarus  (2) 1,418 13
Escalade  491 7
Funko, Class A  (1)(2) 1,625 18
JAKKS Pacific  (1) 356 7
Johnson Outdoors, Class A  257 16
Latham Group  (1) 2,282 8
Malibu Boats, Class A  (1) 1,014 59
Marine Products  364 6
MasterCraft Boat Holdings  (1) 877 27
Smith & Wesson Brands  2,313 30
Solo Brands, Class A  (1) 1,131 6
Sturm Ruger  877 46
Topgolf Callaway Brands  (1) 7,083 141
Vista Outdoor  (1) 2,813 78
556
Specialty Retail 2.4%
1-800-Flowers.com, Class A  (1) 1,185 9
Aaron's  1,532 22
Abercrombie & Fitch, Class A  (1) 2,397 90
Academy Sports & Outdoors  3,723 201
American Eagle Outfitters  8,976 106
America's Car-Mart  (1) 284 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arko  4,171 33
Asbury Automotive Group  (1) 1,076 259
BARK  (1)(2) 4,980 7
Big 5 Sporting Goods  1,138 10
Boot Barn Holdings  (1) 1,463 124
Buckle  1,480 51
Build-A-Bear Workshop  616 13
Caleres  1,677 40
Camping World Holdings, Class A  2,054 62
CarParts.com  (1) 2,465 10
Carvana  (1) 4,713 122
Cato, Class A  939 8
Chico's FAS  (1) 6,154 33
Children's Place  (1)(2) 572 13
Designer Brands, Class A  2,569 26
Destination XL Group  (1) 3,112 15
Duluth Holdings, Class B  (1) 769 5
Envela  (1) 372 3
EVgo  (1) 3,411 14
Foot Locker  (2) 4,088 111
Franchise Group  1,117 32
Genesco  (1) 557 14
Group 1 Automotive  692 179
GrowGeneration  (1) 3,062 10
Guess?  1,474 29
Haverty Furniture  745 22
Hibbett  599 22
J Jill  (1) 225 5
Lands' End  (1) 654 5
Lazydays Holdings  (1) 624 7
Leslie's  (1) 8,724 82
MarineMax  (1) 1,076 37
Monro  1,519 62
National Vision Holdings  (1) 3,834 93
ODP  (1) 1,684 79
OneWater Marine, Class A  (1)(2) 548 20
Overstock.com  (1) 2,215 72
PetMed Express  (2) 1,064 15
Rent the Runway, Class A  (1) 2,348 5
Revolve Group  (1)(2) 2,040 33
Sally Beauty Holdings  (1) 5,275 65
Shoe Carnival  870 20
Signet Jewelers  2,191 143
Sleep Number  (1) 1,020 28
Sonic Automotive, Class A  772 37
Sportsman's Warehouse Holdings  (1) 1,736 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stitch Fix, Class A  (1) 4,355 17
ThredUp, Class A  (1)(2) 3,827 9
Tile Shop Holdings  (1) 1,392 8
Tilly's, Class A  (1) 986 7
Torrid Holdings  (1) 655 2
Upbound Group  2,707 84
Urban Outfitters  (1) 3,123 103
Warby Parker, Class A  (1) 4,121 48
Winmark  139 46
Zumiez  (1) 823 14
2,879
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Class A  (1) 4,246 5
Figs, Class A  (1) 6,289 52
Fossil Group  (1) 2,213 6
G-III Apparel Group  (1) 2,125 41
Hanesbrands  (2) 17,290 78
Kontoor Brands  2,768 117
Movado Group  783 21
Oxford Industries  734 72
Rocky Brands  300 6
Steven Madden  3,698 121
Vera Bradley  (1) 1,291 8
Wolverine World Wide  3,781 56
583
Total Consumer Discretionary 12,630
CONSUMER STAPLES 3.4%
Beverages 0.4%
Coca-Cola Consolidated  238 152
Duckhorn Portfolio  (1) 2,181 28
MGP Ingredients  779 83
National Beverage  (1) 1,185 57
Primo Water  7,815 98
Vita Coco  (1) 1,398 38
Zevia PBC, Class A  (1) 1,229 5
461
Consumer Staples Distribution & Retail 0.5%
Andersons  1,577 73
Chefs' Warehouse  (1) 1,761 63
Fresh Market, EC  (1)(3) 110 —
HF Foods Group  (1)(2) 1,913 9
Ingles Markets, Class A  701 58
Natural Grocers by Vitamin Cottage  381 5
PriceSmart  1,288 95

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SpartanNash  1,679 38
Sprouts Farmers Market  (1)(2) 5,144 189
United Natural Foods  (1) 2,925 57
Village Super Market, Class A  369 8
Weis Markets  802 52
647
Food Products 1.2%
Alico (2) 344 9
B&G Foods  3,541 49
Benson Hill  (1)(2) 8,931 12
Beyond Meat  (1)(2) 3,070 40
BRC, Class A  (1)(2) 1,831 9
Calavo Growers  879 25
Cal-Maine Foods  1,882 85
Dole  3,514 48
Forafric Global  (1) 256 3
Fresh Del Monte Produce  1,673 43
Hain Celestial Group  (1) 4,360 55
Hostess Brands  (1) 6,539 166
J & J Snack Foods  753 119
John B. Sanfilippo & Son  446 52
Lancaster Colony  969 195
Limoneira  860 13
Mission Produce  (1)(2) 2,381 29
Seneca Foods, Class A  (1) 228 7
Simply Good Foods  (1) 4,510 165
Sovos Brands  (1) 1,927 38
SunOpta  (1) 4,917 33
TreeHouse Foods  (1) 2,561 129
Utz Brands  3,537 58
Vital Farms  (1) 1,447 17
Westrock Coffee  (1) 1,396 15
1,414
Household Products 0.3%
Central Garden & Pet  (1) 507 20
Central Garden & Pet, Class A  (1) 1,975 72
Energizer Holdings  3,535 119
Oil-Dri  241 14
WD-40  676 127
352
Personal Care Products 0.9%
Beauty Health  (1)(2) 4,295 36
BellRing Brands  (1) 6,605 242
Edgewell Personal Care  2,514 104

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
elf Beauty  (1) 2,491 284
Herbalife  (1) 4,827 64
Inter Parfums  902 122
Medifast  533 49
Nature's Sunshine Products  (1) 709 10
Nu Skin Enterprises, Class A  2,458 81
Thorne HealthTech  (1) 604 3
USANA Health Sciences  (1) 565 35
Waldencast, Class A  (1)(2) 986 8
1,038
Tobacco 0.1%
Ispire Technology  (1) 133 1
Turning Point Brands  853 21
Universal  1,190 59
Vector Group  7,244 93
174
Total Consumer Staples 4,086
ENERGY 6.7%
Energy Equipment & Services 2.3%
Archrock  6,832 70
Atlas Energy Solutions, Class A  801 14
Borr Drilling  (1) 11,240 85
Bristow Group  (1) 1,201 34
Cactus, Class A  3,182 135
ChampionX  9,868 306
Core Laboratories  2,304 54
Diamond Offshore Drilling  (1) 5,085 72
DMC Global  (1) 959 17
Dril-Quip  (1) 1,664 39
Expro Group  (1) 4,402 78
Forum Energy Technologies  (1) 483 12
Helix Energy Solutions Group  (1) 7,213 53
Helmerich & Payne  4,991 177
KLX Energy Services Holdings  (1) 625 6
Liberty Energy, Class A  8,398 112
Mammoth Energy Services  (1) 1,149 6
Nabors Industries  (1) 460 43
Newpark Resources  (1) 3,976 21
NexTier Oilfield Solutions  (1) 9,556 85
Noble  (1)(2) 5,342 221
Oceaneering International  (1) 5,009 94
Oil States International  (1) 3,015 22
Patterson-UTI Energy  10,184 122
ProFrac Holding, Class A  (1)(2) 1,253 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ProPetro Holding  (1) 4,845 40
Ranger Energy Services  (1) 765 8
RPC  4,179 30
SEACOR Marine Holdings  (1) 1,184 13
Seadrill  (1) 2,482 102
Select Water Solutions, Class A  4,184 34
Solaris Oilfield Infrastructure, Class A  1,567 13
TETRA Technologies  (1) 6,395 22
Tidewater  (1) 2,364 131
U.S. Silica Holdings  (1) 3,703 45
Valaris  (1) 3,020 190
Weatherford International  (1) 3,533 235
2,755
Oil, Gas & Consumable Fuels 4.4%
Amplify Energy  (1) 1,720 12
Arch Resources  899 101
Ardmore Shipping  1,991 25
Berry  3,629 25
California Resources  3,569 162
Callon Petroleum  (1) 3,010 106
Centrus Energy, Class A  (1) 613 20
Chord Energy  2,076 319
Civitas Resources  3,436 238
Clean Energy Fuels  (1) 8,365 41
CNX Resources  (1) 8,019 142
Comstock Resources  (2) 4,537 53
CONSOL Energy  1,703 115
Crescent Energy, Class A  (2) 2,003 21
CVR Energy  1,460 44
Delek U.S. Holdings  3,265 78
Denbury  (1) 2,476 214
DHT Holdings  6,873 59
Dorian LPG  1,613 41
Earthstone Energy, Class A  (1) 2,807 40
Empire Petroleum  (1) 439 4
Encore Energy  (1) 6,961 17
Energy Fuels  (1)(2) 7,719 48
Enviva  1,540 17
Equitrans Midstream  21,684 207
Evolution Petroleum  1,552 13
Excelerate Energy, Class A  899 18
FLEX LNG  1,497 46
Gevo  (1)(2) 11,490 17
Golar LNG  5,005 101
Granite Ridge Resources  1,280 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Green Plains  (1) 2,857 92
Gulfport Energy  (1) 493 52
Hallador Energy  (1) 1,125 10
HighPeak Energy  (2) 547 6
International Seaways  1,995 76
Kinetik Holdings  827 29
Kosmos Energy  (1) 22,434 134
Magnolia Oil & Gas, Class A  9,104 190
Matador Resources  5,619 294
Murphy Oil  7,371 282
NACCO Industries, Class A  175 6
NextDecade  (1)(2) 1,791 15
Nordic American Tankers  10,422 38
Northern Oil & Gas  (2) 3,690 127
Overseas Shipholding Group, Class A  (1) 2,839 12
Par Pacific Holdings  (1) 2,714 72
PBF Energy, Class A  5,774 236
Peabody Energy  6,120 133
Permian Resources  12,486 137
PrimeEnergy Resources  (1) 36 3
REX American Resources  (1) 771 27
Riley Exploration Permian  435 16
Ring Energy  (1)(2) 6,059 10
SandRidge Energy  1,594 24
Scorpio Tankers  2,588 122
SFL  5,734 54
SilverBow Resources  (1)(2) 868 25
Sitio Royalties, Class A  3,964 104
SM Energy  5,932 188
Talos Energy  (1) 5,492 76
Teekay  (1) 3,233 20
Teekay Tankers, Class A  1,174 45
Tellurian  (1)(2) 26,852 38
Uranium Energy  (1)(2) 18,397 63
VAALCO Energy  5,420 20
Verde Clean Fuels  (1) 210 1
Vertex Energy  (1) 3,370 21
Vital Energy  (1) 825 37
Vitesse Energy  1,231 28
W&T Offshore  (1) 4,758 18
World Kinect  3,039 63
5,296
Total Energy 8,051

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 15.0%
Banks 7.8%
1st Source  799 33
ACNB  438 15
Amalgamated Financial  817 13
Amerant Bancorp  1,382 24
American National Bankshares  542 16
Ameris Bancorp  3,280 112
Ames National  425 8
Arrow Financial  741 15
Associated Banc-Corp  7,454 121
Atlantic Union Bankshares  3,714 96
Axos Financial  (1) 2,798 110
Banc of California  2,606 30
BancFirst  1,083 100
Bancorp  (1) 2,675 87
Bank First  (2) 459 38
Bank of Hawaii  1,927 79
Bank of Marin Bancorp  822 15
Bank of NT Butterfield & Son  2,505 69
Bank7  185 5
BankUnited  3,689 79
Bankwell Financial Group  245 6
Banner  1,676 73
Bar Harbor Bankshares  760 19
BayCom  539 9
BCB Bancorp  803 9
Berkshire Hills Bancorp  2,181 45
Blue Foundry Bancorp  (1) 1,068 11
Blue Ridge Bankshares  744 7
Bridgewater Bancshares  (1) 1,034 10
Brookline Bancorp  4,215 37
Burke & Herbert Financial Services  317 20
Business First Bancshares  1,212 18
Byline Bancorp  1,262 23
C&F Financial  162 9
Cadence Bank  9,051 178
Cambridge Bancorp  (2) 389 21
Camden National  691 21
Capital Bancorp  461 8
Capital City Bank Group  690 21
Capitol Federal Financial  6,268 39
Capstar Financial Holdings  1,066 13
Carter Bankshares  (1) 1,223 18
Cathay General Bancorp  3,457 111

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Central Pacific Financial  1,351 21
Central Valley Community Bancorp  493 8
Chemung Financial  173 7
ChoiceOne Financial Services  344 8
Citizens & Northern  787 15
Citizens Financial Services  214 16
City Holding  752 68
Civista Bancshares  708 12
CNB Financial  1,037 18
Coastal Financial  (1) 544 20
Codorus Valley Bancorp  473 9
Colony Bankcorp  707 7
Columbia Financial  (1) 1,595 28
Community Bank System  2,643 124
Community Financial  253 7
Community Trust Bancorp  749 27
ConnectOne Bancorp  1,850 31
CrossFirst Bankshares  (1) 2,263 23
Customers Bancorp  (1) 1,511 46
CVB Financial  6,535 87
Dime Community Bancshares  1,735 31
Eagle Bancorp  1,535 32
Eastern Bankshares  7,724 95
Enterprise Bancorp  462 13
Enterprise Financial Services  1,791 70
Equity Bancshares, Class A  775 18
Esquire Financial Holdings  350 16
ESSA Bancorp  429 6
Evans Bancorp  259 6
Farmers & Merchants Bancorp  (2) 682 15
Farmers National Banc  1,779 22
FB Financial  1,770 50
Fidelity D&D Bancorp  230 11
Financial Institutions  692 11
First Bancorp  487 12
First Bancorp North Carolina  1,992 59
First BanCorp Puerto Rico  8,937 109
First Bancshares  1,491 39
First Bank New Jersey  855 9
First Busey  2,554 51
First Business Financial Services  424 13
First Commonwealth Financial  5,005 63
First Community  364 6
First Community Bankshares  876 26
First Financial  568 18
First Financial Bancorp  4,694 96

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Financial Bankshares  6,474 184
First Foundation  2,382 9
First Interstate BancSystem, Class A  4,058 97
First Merchants  2,916 82
First Mid Bancshares  975 24
First of Long Island  1,014 12
First Western Financial  (1) 376 7
Five Star Bancorp  631 14
Flushing Financial  1,447 18
FS Bancorp  327 10
Fulton Financial  8,046 96
FVCBankcorp  (1) 856 9
German American Bancorp  1,413 38
Glacier Bancorp  5,541 173
Great Southern Bancorp  449 23
Greene County Bancorp  310 9
Guaranty Bancshares  415 11
Hancock Whitney  4,267 164
Hanmi Financial  1,447 22
HarborOne Bancorp  2,248 20
HBT Financial  678 12
Heartland Financial USA  2,116 59
Heritage Commerce  2,986 25
Heritage Financial  1,757 28
Hilltop Holdings  2,293 72
Hingham Institution For Savings  (2) 72 15
Home Bancorp  367 12
Home BancShares  9,468 216
HomeStreet  809 5
HomeTrust Bancshares  800 17
Hope Bancorp  5,582 47
Horizon Bancorp  2,150 22
Independent Bank, (MA)  2,236 100
Independent Bank, (MI)  1,038 18
Independent Bank Group  1,762 61
International Bancshares  2,654 117
John Marshall Bancorp  (2) 611 12
Kearny Financial  2,373 17
Lakeland Bancorp  3,090 41
Lakeland Financial  1,226 59
LCNB  520 8
Live Oak Bancshares  1,582 42
Luther Burbank  788 7
Macatawa Bank  1,308 12
MainStreet Bancshares  343 8
Mercantile Bank  785 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metrocity Bankshares  959 17
Metropolitan Bank Holding  (1) 538 19
Mid Penn Bancorp  742 16
Middlefield Banc  386 10
Midland States Bancorp  1,078 21
MidWestOne Financial Group  653 14
MVB Financial  559 12
National Bank Holdings, Class A  1,809 53
National Bankshares  284 8
NBT Bancorp  2,056 65
Nicolet Bankshares  636 43
Northeast Bank  388 16
Northeast Community Bancorp  (2) 658 10
Northfield Bancorp  2,052 23
Northrim BanCorp  270 11
Northwest Bancshares  6,260 66
Norwood Financial  (2) 363 11
Oak Valley Bancorp  331 8
OceanFirst Financial  2,868 45
OFG Bancorp  2,333 61
Old National Bancorp  14,546 203
Old Second Bancorp  2,198 29
Orange County Bancorp  251 9
Origin Bancorp  1,434 42
Orrstown Financial Services  449 9
Pacific Premier Bancorp  4,651 96
PacWest Bancorp  5,892 48
Park National  703 72
Parke Bancorp  557 9
Pathward Financial  1,372 64
PCB Bancorp  502 7
Peapack-Gladstone Financial  868 24
Penns Woods Bancorp  337 8
Peoples Bancorp  1,664 44
Peoples Financial Services  365 16
Pioneer Bancorp  (1) 489 4
Plumas Bancorp  269 10
Preferred Bank  645 35
Premier Financial  1,768 28
Primis Financial  1,043 9
Princeton Bancorp  250 7
Provident Financial Services  3,656 60
QCR Holdings  796 33
RBB Bancorp  744 9
Red River Bancshares  232 11
Renasant  2,688 70

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic Bancorp, Class A  455 19
S&T Bancorp  1,948 53
Sandy Spring Bancorp  2,181 49
Seacoast Banking  4,138 91
ServisFirst Bancshares  (2) 2,510 103
Shore Bancshares  890 10
Sierra Bancorp  639 11
Simmons First National, Class A  6,202 107
SmartFinancial  796 17
South Plains Financial  603 14
Southern First Bancshares  (1) 363 9
Southern Missouri Bancorp  428 16
Southern States Bancshares  369 8
Southside Bancshares  1,477 39
SouthState  3,777 249
Stellar Bancorp  2,391 55
Sterling Bancorp  (1) 972 5
Stock Yards Bancorp  1,332 60
Summit Financial Group  562 12
Texas Capital Bancshares  (1) 2,394 123
Third Coast Bancshares  (1) 684 11
Timberland Bancorp  371 9
Tompkins Financial  687 38
Towne Bank  3,460 80
TriCo Bancshares  1,556 52
Triumph Financial  (1) 1,130 69
TrustCo Bank  895 26
Trustmark  3,011 64
UMB Financial  2,178 133
United Bankshares  6,497 193
United Community Banks  5,678 142
Unity Bancorp  390 9
Univest Financial  1,438 26
USCB Financial Holdings  (1) 573 6
Valley National Bancorp  21,447 166
Veritex Holdings  2,604 47
Virginia National Bankshares  232 7
Washington Federal  3,266 87
Washington Trust Bancorp  869 23
WesBanco  2,816 72
West BanCorp  754 14
Westamerica BanCorp  1,276 49
WSFS Financial  3,036 115
9,319

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets 1.4%
AlTi Global  (1) 1,037 8
Artisan Partners Asset Management, Class A  3,020 119
AssetMark Financial Holdings  (1) 1,079 32
Avantax  (1) 1,933 43
B. Riley Financial  918 42
Bakkt Holdings  (1)(2) 2,594 3
BGC Partners, Class A  15,519 69
Brightsphere Investment Group  1,596 33
Cohen & Steers  1,278 74
Diamond Hill Investment Group  138 24
Donnelley Financial Solutions  (1) 1,241 57
Focus Financial Partners, Class A  (1) 2,893 152
Forge Global Holdings  (1) 5,406 13
GCM Grosvenor, Class A  2,095 16
Hamilton Lane, Class A  1,817 145
MarketWise  1,695 3
Moelis, Class A  (2) 3,281 149
Open Lending, Class A  (1) 4,802 51
P10, Class A  2,113 24
Patria Investments, Class A  2,671 38
Perella Weinberg Partners  2,092 17
Piper Sandler  861 111
PJT Partners, Class A  1,198 83
Sculptor Capital Management  (2) 1,125 10
Silvercrest Asset Management Group, Class A  420 9
StepStone Group, Class A  2,708 67
StoneX Group  (1) 872 73
Value Line  33 2
Victory Capital Holdings, Class A  1,361 43
Virtus Investment Partners  341 67
WisdomTree  6,690 46
1,623
Consumer Finance 0.8%
Atlanticus Holdings  (1) 227 10
Bread Financial Holdings  2,520 79
Consumer Portfolio Services  (1) 441 5
Encore Capital Group  (1) 1,134 55
Enova International  (1) 1,501 80
FirstCash Holdings  1,872 175
Green Dot, Class A  (1) 2,269 43
LendingClub  (1) 5,332 52
LendingTree  (1) 523 12
Navient  4,546 84
Nelnet, Class A  717 69

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NerdWallet, Class A  (1) 1,680 16
OppFi  (1) 515 1
PRA Group  (1) 1,879 43
PROG Holdings  (1) 2,275 73
Regional Management  410 12
Upstart Holdings  (1)(2) 3,539 127
World Acceptance  (1)(2) 197 26
962
Financial Services 2.1%
Acacia Research  (1) 1,872 8
Alerus Financial  894 16
A-Mark Precious Metals  925 35
AvidXchange Holdings  (1) 7,455 77
Banco Latinoamericano de Comercio Exterior, Class E  1,386 31
Cannae Holdings  (1) 3,532 71
Cantaloupe  (1) 2,698 21
Cass Information Systems  695 27
Compass Diversified Holdings  (2) 3,103 67
Enact Holdings  1,524 38
Essent Group  5,254 246
EVERTEC  3,210 118
Federal Agricultural Mortgage, Class C  445 64
Finance of America, Class A  (1) 2,796 5
Flywire  (1) 4,719 147
Home Point Capital  (1) 258 1
I3 Verticals, Class A  (1) 1,163 27
International Money Express  (1) 1,511 37
Jackson Financial, Class A  3,998 122
Marqeta, Class A  (1) 24,070 117
Merchants Bancorp  802 21
Mr Cooper Group  (1) 3,311 168
NewtekOne  (2) 1,145 18
NMI Holdings, Class A  (1) 4,086 106
Ocwen Financial  (1) 316 9
Pagseguro Digital, Class A  (1) 9,753 92
Payoneer Global  (1) 13,017 63
Paysafe  (1) 1,593 16
Paysign  (1) 1,613 4
PennyMac Financial Services  1,254 88
Priority Technology Holdings  (1) 793 3
Radian Group  7,813 198
Remitly Global  (1) 4,143 78
Repay Holdings  (1) 4,180 33
Security National Financial, Class A  (1) 587 5
StoneCo, Class A  (1) 14,455 184

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SWK Holdings  (1) 136 2
Velocity Financial  (1) 369 4
Walker & Dunlop  1,562 124
Waterstone Financial  994 14
2,505
Insurance 1.7%
Ambac Financial Group  (1) 2,142 31
American Equity Investment Life Holding  3,861 201
AMERISAFE  956 51
Argo Group International Holdings  1,570 47
BRP Group, Class A  (1) 2,993 74
CNO Financial Group  5,620 133
Crawford, Class A  819 9
Donegal Group, Class A  783 11
eHealth  (1) 1,153 9
Employers Holdings  1,331 50
Enstar Group  (1) 587 143
F&G Annuities & Life  (2) 921 23
Genworth Financial, Class A  (1) 23,855 119
GoHealth, Class A  (1) 194 4
Goosehead Insurance, Class A  (1) 1,059 67
Greenlight Capital Re, Class A  (1) 1,375 15
HCI Group  314 20
Hippo Holdings  (1)(2) 516 9
Horace Mann Educators  2,025 60
Investors Title  67 10
James River Group Holdings  1,811 33
Kingsway Financial Services  (1) 526 4
Lemonade  (1)(2) 2,490 42
Maiden Holdings  (1) 4,468 9
MBIA  (1) 2,352 20
Mercury General  1,329 40
National Western Life Group, Class A  114 47
NI Holdings  (1) 350 5
Oscar Health, Class A  (1) 7,594 61
Palomar Holdings  (1) 1,195 69
ProAssurance  2,640 40
Safety Insurance Group  711 51
Selective Insurance Group  2,986 287
Selectquote  (1) 6,324 12
SiriusPoint  (1) 4,571 41
Skyward Specialty Insurance Group  (1) 543 14
Stewart Information Services  1,320 54
Tiptree  1,247 19
Trupanion  (1)(2) 1,959 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Fire Group  1,017 23
United Insurance Holdings  (1) 968 4
Universal Insurance Holdings  1,236 19
2,019
Mortgage Real Estate Investment Trusts 1.2%
AFC Gamma, REIT  835 10
Angel Oak Mortgage REIT, REIT  (2) 499 4
Apollo Commercial Real Estate Finance, REIT  7,085 80
Arbor Realty Trust, REIT  8,818 131
Ares Commercial Real Estate, REIT  (2) 2,639 27
ARMOUR Residential REIT, REIT  (2) 9,639 51
Blackstone Mortgage Trust, Class A, REIT  (2) 8,560 178
BrightSpire Capital, REIT  6,331 43
Chicago Atlantic Real Estate Finance, REIT  806 12
Chimera Investment, REIT  (2) 11,647 67
Claros Mortgage Trust  (2) 4,596 52
Dynex Capital, REIT  2,651 33
Ellington Financial, REIT  (2) 3,232 45
Franklin BSP Realty Trust, REIT  4,139 59
Granite Point Mortgage Trust, REIT  2,597 14
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (2) 5,080 127
Invesco Mortgage Capital, REIT  (2) 2,087 24
KKR Real Estate Finance Trust, REIT  2,836 35
Ladder Capital, REIT  5,562 60
MFA Financial, REIT  5,023 57
New York Mortgage Trust, REIT  4,577 45
Nexpoint Real Estate Finance, REIT  347 5
Orchid Island Capital, REIT  (2) 1,911 20
PennyMac Mortgage Investment Trust, REIT  4,356 59
Ready Capital, REIT  (2) 7,868 89
Redwood Trust, REIT  5,343 34
TPG RE Finance Trust, REIT  3,520 26
Two Harbors Investment, REIT  4,845 67
1,454
Total Financials 17,882
HEALTH CARE 16.6%
Biotechnology 7.5%
2seventy bio  (1) 2,469 25
4D Molecular Therapeutics  (1) 1,509 27
89bio  (1) 3,035 58
Aadi Bioscience  (1) 902 6
ACADIA Pharmaceuticals  (1) 5,946 142
Acrivon Therapeutics  (1) 389 5
Actinium Pharmaceuticals  (1) 1,280 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adicet Bio  (1) 1,559 4
ADMA Biologics  (1) 10,329 38
Aduro Biotech, CVR  (1)(3) 35 —
Aerovate Therapeutics  (1) 541 9
Agenus  (1) 16,850 27
Agios Pharmaceuticals  (1) 2,772 79
Akero Therapeutics  (1) 2,206 103
Aldeyra Therapeutics  (1) 2,290 19
Alector  (1) 2,944 18
Alkermes  (1) 8,226 257
Allakos  (1) 3,269 14
Allogene Therapeutics  (1) 3,892 19
Allovir  (1)(2) 2,165 7
Alpine Immune Sciences  (1) 1,561 16
Altimmune  (1) 2,433 9
ALX Oncology Holdings  (1) 1,167 9
Amicus Therapeutics  (1) 13,919 175
AnaptysBio  (1) 1,035 21
Anavex Life Sciences  (1)(2) 3,558 29
Anika Therapeutics  (1) 707 18
Annexon  (1) 2,248 8
Arbutus Biopharma  (1)(2) 5,900 14
Arcellx  (1) 1,864 59
Arcturus Therapeutics Holdings  (1) 1,153 33
Arcus Biosciences  (1) 2,643 54
Arcutis Biotherapeutics  (1)(2) 2,527 24
Ardelyx  (1) 10,461 35
Arrowhead Pharmaceuticals  (1) 5,045 180
Astria Therapeutics  (1) 1,257 10
Atara Biotherapeutics  (1) 4,298 7
Aura Biosciences  (1) 1,414 17
Aurinia Pharmaceuticals  (1)(2) 6,602 64
Avid Bioservices  (1) 2,988 42
Avidity Biosciences  (1) 3,496 39
Avita Medical  (1) 1,236 21
Beam Therapeutics  (1)(2) 3,355 107
BioAtla  (1) 2,179 7
BioCryst Pharmaceuticals  (1) 9,470 67
Biohaven  (1) 2,860 68
Biomea Fusion  (1) 976 21
BioVie  (1) 162 1
Bioxcel Therapeutics  (1) 955 6
Bluebird Bio  (1)(2) 5,167 17
Blueprint Medicines  (1) 3,018 191
Bridgebio Pharma  (1)(2) 5,622 97
Cabaletta Bio  (1) 1,258 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CareDx  (1)(2) 2,458 21
Caribou Biosciences  (1) 2,553 11
Carisma Therapeutics  1,312 12
Catalyst Pharmaceuticals  (1) 4,718 63
Celcuity  (1) 849 9
Celldex Therapeutics  (1) 2,317 79
Century Therapeutics  (1) 814 3
Cerevel Therapeutics Holdings  (1)(2) 3,038 97
Chinook Therapeutics  (1) 2,848 109
Cogent Biosciences  (1) 3,387 40
Coherus Biosciences  (1)(2) 3,968 17
Compass Therapeutics  (1) 4,487 14
Crinetics Pharmaceuticals  (1) 2,674 48
Cue Biopharma  (1) 1,704 6
Cullinan Oncology  (1) 1,373 15
Cymabay Therapeutics  (1) 4,818 53
Cytokinetics  (1)(2) 4,572 149
Day One Biopharmaceuticals  (1)(2) 2,419 29
Deciphera Pharmaceuticals  (1) 2,553 36
Denali Therapeutics  (1) 5,865 173
Design Therapeutics  (1) 1,785 11
Disc Medicine  (1)(2) 381 17
Dynavax Technologies  (1) 6,363 82
Dyne Therapeutics  (1) 2,089 23
Eagle Pharmaceuticals  (1) 506 10
Editas Medicine  (1) 3,301 27
Emergent BioSolutions  (1) 2,412 18
Enanta Pharmaceuticals  (1) 943 20
Entrada Therapeutics  (1)(2) 1,052 16
EQRx  (1) 15,674 29
Erasca  (1) 4,087 11
Fate Therapeutics  (1) 4,232 20
Fennec Pharmaceuticals  (1) 894 8
FibroGen  (1) 4,480 12
Foghorn Therapeutics  (1)(2) 1,084 8
Genelux  (1) 137 4
Generation Bio  (1) 2,312 13
Geron  (1) 24,449 78
Graphite Bio  (1) 1,386 4
Gritstone bio  (1) 4,319 8
GTx, CVR  (1)(3) 1 —
Halozyme Therapeutics  (1) 6,579 237
Heron Therapeutics  (1) 4,863 6
HilleVax  (1) 1,061 18
Humacyte  (1) 2,937 8
Icosavax  (1)(2) 1,353 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ideaya Biosciences  (1) 2,666 63
IGM Biosciences  (1)(2) 662 6
Immuneering, Class A  (1) 998 10
ImmunityBio  (1) 5,421 15
ImmunoGen  (1) 12,035 227
Immunovant  (1) 2,650 50
Inhibrx  (1)(2) 1,697 44
Inozyme Pharma  (1) 1,667 9
Insmed  (1) 6,470 137
Intellia Therapeutics  (1) 4,378 179
Intercept Pharmaceuticals  (1)(2) 1,116 12
Iovance Biotherapeutics  (1) 10,213 72
Ironwood Pharmaceuticals  (1) 6,767 72
iTeos Therapeutics  (1) 1,241 16
IVERIC bio  (1) 6,847 269
Janux Therapeutics  (1)(2) 855 10
KalVista Pharmaceuticals  (1) 1,285 12
Karyopharm Therapeutics  (1) 5,572 10
Keros Therapeutics  (1) 1,106 44
Kezar Life Sciences  (1) 3,636 9
Kiniksa Pharmaceuticals, Class A  (1) 1,517 21
Kodiak Sciences  (1) 1,676 12
Krystal Biotech  (1) 1,063 125
Kura Oncology  (1) 3,222 34
Kymera Therapeutics  (1)(2) 1,851 43
Larimar Therapeutics  (1) 1,266 4
Lexicon Pharmaceuticals  (1)(2) 4,244 10
Ligand Pharmaceuticals  (1) 818 59
Lineage Cell Therapeutics  (1) 6,351 9
Lyell Immunopharma  (1)(2) 8,297 26
MacroGenics  (1) 2,842 15
Madrigal Pharmaceuticals  (1) 668 154
MannKind  (1) 12,713 52
MeiraGTx Holdings  (1) 1,609 11
Merrimack Pharmaceuticals  (1) 516 6
Mersana Therapeutics  (1) 5,174 17
MiMedx Group  (1) 5,582 37
Mineralys Therapeutics  (1) 705 12
Mirum Pharmaceuticals  (1) 1,313 34
Monte Rosa Therapeutics  (1) 1,375 9
Morphic Holding  (1) 1,493 86
Myriad Genetics  (1) 3,969 92
Nkarta  (1) 1,725 4
Novavax  (1)(2) 4,276 32
Nurix Therapeutics  (1) 2,245 22
Nuvalent, Class A  (1) 1,177 50

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuvectis Pharma  (1) 337 5
Ocean Biomedical  (1) 425 3
Olema Pharmaceuticals  (1) 1,320 12
Omega Therapeutics  (1) 1,199 7
Organogenesis Holdings  (1) 3,770 13
ORIC Pharmaceuticals  (1) 1,919 15
Outlook Therapeutics  (1)(2) 6,975 12
Ovid therapeutics  (1) 2,933 10
PDS Biotechnology  (1) 1,376 7
PepGen  (1) 762 7
PMV Pharmaceuticals  (1) 2,018 13
Point Biopharma Global  (1) 4,473 41
Poseida Therapeutics  (1) 3,347 6
Precigen  (1)(2) 6,215 7
Prelude Therapeutics  (1) 486 2
Prime Medicine  (1) 1,943 28
ProKidney  (1) 3,030 34
Protagonist Therapeutics  (1) 2,661 73
Protalix BioTherapeutics  (1) 2,769 6
Prothena  (1) 2,034 139
PTC Therapeutics  (1) 3,480 142
Rallybio  (1) 1,503 9
RAPT Therapeutics  (1) 1,492 28
Recursion Pharmaceuticals, Class A  (1) 6,742 50
REGENXBIO  (1) 1,995 40
Relay Therapeutics  (1) 4,458 56
Reneo Pharmaceuticals  (1) 478 3
Replimune Group  (1) 2,001 46
REVOLUTION Medicines  (1) 4,978 133
Rhythm Pharmaceuticals  (1) 2,522 42
Rigel Pharmaceuticals  (1) 8,050 10
Rocket Pharmaceuticals  (1) 2,793 55
Sage Therapeutics  (1) 2,628 124
Sana Biotechnology  (1)(2) 4,727 28
Sangamo Therapeutics  (1) 7,676 10
Savara  (1) 3,751 12
Scholar Rock Holding  (1) 1,395 11
Selecta Biosciences  (1) 5,723 6
Seres Therapeutics  (1)(2) 4,778 23
Silverback Therapeutics  (1) 1,195 8
SpringWorks Therapeutics  (1) 2,860 75
Stoke Therapeutics  (1) 1,376 15
Summit Therapeutics  (1) 5,696 14
Sutro Biopharma  (1) 3,120 15
Syndax Pharmaceuticals  (1) 3,234 68
Tango Therapeutics  (1) 2,135 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenaya Therapeutics  (1) 2,240 13
TG Therapeutics  (1) 6,812 169
Tobira Therapeutics, CVR  (1)(3) 25 —
Travere Therapeutics  (1)(2) 3,576 55
Twist Bioscience  (1)(2) 2,795 57
Tyra Biosciences  (1) 706 12
UroGen Pharma  (1) 962 10
Vanda Pharmaceuticals  (1) 2,850 19
Vaxcyte  (1) 4,559 228
Vaxxinity, Class A  (1) 2,104 5
Vera Therapeutics  (1) 1,661 27
Veracyte  (1) 3,585 91
Vericel  (1) 2,340 88
Verve Therapeutics  (1) 2,489 47
Vigil Neuroscience  (1) 791 7
Viking Therapeutics  (1) 4,719 76
Vir Biotechnology  (1) 4,111 101
Viridian Therapeutics  (1) 2,071 49
Vor BioPharma  (1) 1,854 6
Voyager Therapeutics  (1) 1,560 18
X4 Pharmaceuticals  (1) 6,056 12
Xencor  (1) 2,894 72
XOMA  (1) 360 7
Y-mAbs Therapeutics  (1) 1,864 13
Zentalis Pharmaceuticals  (1) 2,411 68
Zura Bio  (1) 374 3
Zymeworks  (1) 2,622 23
9,021
Health Care Equipment & Supplies 3.4%
Accuray (1) 4,585 18
Alphatec Holdings  (1) 3,801 68
AngioDynamics  (1) 1,909 20
Artivion  (1) 1,988 34
AtriCure  (1) 2,318 114
Atrion  68 38
Avanos Medical  (1) 2,266 58
Axogen  (1) 1,969 18
Axonics  (1) 2,429 123
Beyond Air  (1)(2) 1,263 5
Butterfly Network  (1)(2) 6,939 16
Cerus  (1) 8,333 21
ClearPoint Neuro  (1) 1,130 8
CONMED  1,522 207
Cutera  (1)(2) 807 12
CVRx  (1) 548 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Embecta  2,820 61
Glaukos  (1) 2,306 164
Haemonetics  (1) 2,489 212
Inari Medical  (1) 2,545 148
Inmode  (1) 3,804 142
Inogen  (1) 1,210 14
Integer Holdings  (1) 1,631 145
iRadimed  375 18
iRhythm Technologies  (1) 1,510 158
KORU Medical Systems  (1) 1,723 6
Lantheus Holdings  (1) 3,372 283
LeMaitre Vascular  986 66
LivaNova  (1) 2,696 139
Merit Medical Systems  (1) 2,820 236
Nano-X Imaging  (1)(2) 2,258 35
Neogen  (1) 10,808 235
Nevro  (1) 1,756 45
NuVasive  (1) 2,594 108
Omnicell  (1) 2,210 163
OraSure Technologies  (1) 3,823 19
Orchestra BioMed Holdings  (1) 205 1
Orthofix Medical  (1) 1,743 31
OrthoPediatrics  (1) 763 33
Outset Medical  (1) 2,440 53
Paragon 28  (1) 2,157 38
PROCEPT BioRobotics  (1) 1,772 63
Pulmonx  (1) 1,825 24
Pulse Biosciences  (1) 796 6
RxSight  (1) 1,330 38
Sanara Medtech  (1) 186 7
Semler Scientific  (1) 246 6
SI-BONE  (1) 1,678 45
Sight Sciences  (1) 1,171 10
Silk Road Medical  (1)(2) 1,895 62
STAAR Surgical  (1) 2,417 127
Surmodics  (1) 712 22
Tactile Systems Technology  (1) 1,143 29
Tela Bio  (1) 781 8
TransMedics Group  (1) 1,557 131
Treace Medical Concepts  (1) 2,220 57
UFP Technologies  (1) 349 68
Utah Medical Products  167 16
Varex Imaging  (1) 1,910 45
Vicarious Surgical  (1) 3,603 7
ViewRay  (1) 6,600 2
Zimvie  (1) 1,297 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zynex  (1) 948 9
4,118
Health Care Providers & Services 2.8%
23andMe Holding, Class A  (1) 12,610 22
Accolade  (1) 3,317 45
AdaptHealth  (1) 3,633 44
Addus HomeCare  (1) 782 73
Agiliti  (1) 1,412 23
AirSculpt Technologies  (2) 534 5
Alignment Healthcare  (1) 4,180 24
AMN Healthcare Services  (1) 2,014 220
Apollo Medical Holdings  (1) 2,104 66
Aveanna Healthcare Holdings  (1)(2) 1,861 3
Brookdale Senior Living  (1) 8,375 35
Cano Health  (1)(2) 11,746 16
CareMax  (1)(2) 3,690 11
Castle Biosciences  (1) 1,154 16
Community Health Systems  (1) 5,955 26
CorVel  (1) 435 84
Cross Country Healthcare  (1) 1,724 48
DocGo  (1)(2) 4,077 38
Enhabit  (1) 2,474 28
Ensign Group  2,705 258
Fulgent Genetics  (1) 1,051 39
Guardant Health  (1) 5,518 198
HealthEquity  (1) 4,169 263
Hims & Hers Health  (1) 6,119 58
InfuSystem Holdings  (1) 895 9
Innovage Holding  (1) 1,006 8
Invitae  (1)(2) 13,196 15
Joint  (1) 709 10
LifeStance Health Group  (1) 5,211 48
ModivCare  (1) 644 29
National HealthCare  637 39
National Research, Class A  698 30
NeoGenomics  (1) 6,242 100
OPKO Health  (1) 19,574 42
Option Care Health  (1) 8,435 274
Owens & Minor  (1) 3,708 71
P3 Health Partners  (1) 1,963 6
Patterson  4,377 146
Pediatrix Medical Group  (1) 4,081 58
Pennant Group  (1) 1,445 18
PetIQ  (1) 1,325 20
Privia Health Group  (1) 3,322 87

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progyny  (1) 3,856 152
Quipt Home Medical  (1) 1,985 11
RadNet  (1) 2,452 80
Select Medical Holdings  5,162 164
Surgery Partners  (1)(2) 3,315 149
U.S. Physical Therapy  632 77
Viemed Healthcare  (1) 1,678 16
3,302
Health Care Technology 0.6%
American Well, Class A  (1) 12,177 26
Computer Programs & Systems  (1) 734 18
Definitive Healthcare  (1)(2) 2,219 24
Evolent Health, Class A  (1) 5,470 166
Health Catalyst  (1) 2,765 35
HealthStream  1,236 30
Multiplan  (1) 19,226 41
NextGen Healthcare  (1) 2,697 44
OptimizeRx  (1) 781 11
Phreesia  (1) 2,517 78
Schrodinger  (1)(2) 2,676 134
Sharecare  (1) 15,174 26
Simulations Plus  773 33
Veradigm  (1) 5,306 67
733
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies  (1) 5,500 37
Akoya Biosciences  (1) 811 6
BioLife Solutions  (1) 1,708 38
Codexis  (1) 3,544 10
CryoPort  (1)(2) 2,189 38
Cytek Biosciences  (1) 5,986 51
Harvard Bioscience  (1) 1,925 10
MaxCyte  (1) 4,528 21
Mesa Laboratories  251 32
NanoString Technologies  (1) 2,233 9
Nautilus Biotechnology  (1) 2,213 8
Omniab  (1) 4,581 23
Omniab, Earn Out Shares $12.50  (1) 233 —
Omniab, Earn Out Shares $15.00  (1) 233 —
Pacific Biosciences of California  (1) 12,394 165
Quanterix  (1) 1,743 39
Quantum-Si  (1) 4,935 9
Seer  (1) 2,774 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SomaLogic  (1)(2) 7,178 17
525
Pharmaceuticals 1.9%
Aclaris Therapeutics  (1) 3,443 36
Amneal Pharmaceuticals  (1) 6,265 19
Amphastar Pharmaceuticals  (1) 1,867 107
Amylyx Pharmaceuticals  (1) 2,484 54
ANI Pharmaceuticals  (1) 621 33
Arvinas  (1) 2,429 60
Assertio Holdings  (1) 2,714 15
Atea Pharmaceuticals  (1) 3,987 15
Axsome Therapeutics  (1)(2) 1,618 116
Biote, Class A  (1) 692 5
Bright Green  (1) 2,960 3
Cara Therapeutics  (1)(2) 1,985 6
Cassava Sciences  (1)(2) 1,953 48
Citius Pharmaceuticals  (1) 6,053 7
Collegium Pharmaceutical  (1) 1,746 38
Corcept Therapeutics  (1) 3,939 88
CorMedix  (1) 2,195 9
DICE Therapeutics  (1) 1,902 88
Edgewise Therapeutics  (1) 2,206 17
Enliven Therapeutics  (1) 1,147 23
Evolus  (1) 2,071 15
Eyenovia  (1) 1,365 3
EyePoint Pharmaceuticals  (1) 1,378 12
Harmony Biosciences Holdings  (1) 1,620 57
Harrow Health  (1) 1,278 24
Ikena Oncology  (1) 1,048 7
Innoviva  (1) 3,132 40
Intra-Cellular Therapies  (1) 4,643 294
Liquidia  (1) 2,278 18
Longboard Pharmaceuticals  (1) 767 6
Marinus Pharmaceuticals  (1) 2,447 27
NGM Biopharmaceuticals  (1) 1,762 5
Nuvation Bio  (1) 7,340 13
Ocular Therapeutix  (1) 3,848 20
Omeros  (1) 2,992 16
Optinose  (1) 3,601 4
Pacira BioSciences  (1) 2,244 90
Phathom Pharmaceuticals  (1)(2) 1,222 18
Phibro Animal Health, Class A  944 13
Pliant Therapeutics  (1)(2) 2,774 50
Prestige Consumer Healthcare  (1) 2,463 146
Rain Therapeutics  (1) 833 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reata Pharmaceuticals, Class A  (1) 1,402 143
Revance Therapeutics  (1) 4,105 104
Scilex Holding  (1) 2,710 14
scPharmaceuticals  (1) 1,419 14
SIGA Technologies  (2) 2,473 13
Supernus Pharmaceuticals  (1) 2,425 73
Taro Pharmaceutical Industries  (1) 402 15
Tarsus Pharmaceuticals  (1) 1,158 21
Terns Pharmaceuticals  (1) 2,105 18
Theravance Biopharma  (1)(2) 3,220 33
Theseus Pharmaceuticals  (1) 1,029 10
Third Harmonic Bio  (1) 1,021 5
Trevi Therapeutics  (1) 2,053 5
Ventyx Biosciences  (1) 2,297 75
Verrica Pharmaceuticals  (1) 1,029 6
WaVe Life Sciences  (1) 2,908 11
Xeris Biopharma Holdings  (1) 6,516 17
Zevra Therapeutics  (1) 1,706 9
2,252
Total Health Care 19,951
INDUSTRIALS & BUSINESS SERVICES 17.3%
Aerospace & Defense 1.0%
AAR (1) 1,695 98
Aerojet Rocketdyne Holdings  (1) 3,959 217
AeroVironment  (1) 1,248 128
AerSale  (1) 1,194 18
Archer Aviation, Class A  (1)(2) 7,349 30
Astronics  (1) 1,320 26
Cadre Holdings  921 20
Ducommun  (1) 572 25
Eve Holding  (1)(2) 891 9
Kaman  1,420 35
Leonardo DRS  (1)(2) 2,480 43
Moog, Class A  1,415 153
National Presto Industries  262 19
Park Aerospace  917 13
Parsons  (1) 2,027 98
Redwire  (1)(2) 739 2
Rocket Lab USA  (1) 13,691 82
Terran Orbital  (1)(2) 4,181 6
Triumph Group  (1) 3,141 39
V2X  (1) 575 28
Virgin Galactic Holdings  (1) 12,404 48
1,137

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.3%
Air Transport Services Group  (1) 2,887 55
Forward Air  1,284 136
Hub Group, Class A  (1) 1,632 131
Radiant Logistics  (1) 1,958 13
335
Building Products 1.7%
AAON  2,242 212
American Woodmark  (1) 820 63
Apogee Enterprises  1,092 52
AZZ  1,215 53
CSW Industrials  758 126
Gibraltar Industries  (1) 1,522 96
Griffon  2,188 88
Insteel Industries  897 28
Janus International Group  (1) 4,205 45
JELD-WEN Holding  (1) 4,183 73
Masonite International  (1) 1,103 113
Masterbrand  (1) 6,371 74
PGT Innovations  (1) 2,862 83
Quanex Building Products  1,638 44
Resideo Technologies  (1) 7,284 129
Simpson Manufacturing  2,128 295
UFP Industries  2,978 289
Zurn Elkay Water Solutions  7,346 197
2,060
Commercial Services & Supplies 1.5%
ABM Industries  3,251 139
ACCO Brands  4,420 23
ACV Auctions, Class A  (1) 6,241 108
Aris Water Solution, Class A  (2) 1,471 15
BrightView Holdings  (1) 2,176 16
Brink's  2,294 156
Casella Waste Systems, Class A  (1) 2,762 250
CECO Environmental  (1) 1,460 19
Cimpress  (1) 869 52
CompX International  61 1
CoreCivic  (1) 5,588 52
Deluxe  2,144 37
Ennis  1,270 26
Enviri  (1) 3,809 38
GEO Group  (1)(2) 5,845 42
Healthcare Services Group  3,626 54
Heritage-Crystal Clean  (1) 794 30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HNI  2,298 65
Interface  2,766 24
LanzaTech Global  (1)(2) 1,016 7
Li-Cycle Holdings  (1)(2) 6,775 38
Liquidity Services  (1) 1,239 20
Matthews International, Class A  1,496 64
MillerKnoll  3,794 56
Montrose Environmental Group  (1) 1,371 58
NL Industries  295 2
OPENLANE  (1) 5,385 82
Performant Financial  (1) 3,310 9
Pitney Bowes  8,874 31
Quad/Graphics  (1) 1,332 5
SP Plus  (1) 988 39
Steelcase, Class A  4,302 33
UniFirst  741 115
Viad  (1) 1,019 27
VSE  515 28
1,761
Construction & Engineering 1.5%
Ameresco, Class A  (1) 1,605 78
API Group  (1) 10,376 283
Arcosa  2,410 183
Argan  639 25
Bowman Consulting Group  (1) 495 16
Comfort Systems USA  1,750 287
Concrete Pumping Holdings  (1) 1,321 11
Construction Partners, Class A  (1) 2,009 63
Dycom Industries  (1) 1,415 161
Fluor  (1) 7,080 210
Granite Construction  2,166 86
Great Lakes Dredge & Dock  (1) 3,300 27
IES Holdings  (1) 402 23
INNOVATE  (1) 2,271 4
Limbach Holdings  (1) 452 11
MYR Group  (1) 812 112
Northwest Pipe  (1) 448 14
Primoris Services  2,628 80
Southland Holdings  (1) 184 1
Sterling Infrastructure  (1) 1,476 82
Tutor Perini  (1) 2,111 15
1,772
Electrical Equipment 1.6%
Allied Motion Technologies  703 28
Amprius Technologies  (1) 263 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Array Technologies  (1) 7,525 170
Atkore  (1) 1,964 306
Babcock & Wilcox Enterprises  (1) 3,074 18
Blink Charging  (1)(2) 2,268 14
Bloom Energy, Class A  (1)(2) 9,462 155
Dragonfly Energy Holdings  (1) 747 1
Encore Wire  833 155
Energy Vault Holdings  (1)(2) 4,951 14
EnerSys  2,048 222
Enovix  (1)(2) 6,724 121
Eos Energy Enterprises  (1) 5,290 23
ESS Tech  (1)(2) 4,482 7
Fluence Energy  (1)(2) 1,932 52
FTC Solar  (1)(2) 3,249 10
FuelCell Energy  (1)(2) 19,823 43
GrafTech International  9,611 48
LSI Industries  1,286 16
NEXTracker, Class A  (1) 1,502 60
NuScale Power  (1) 2,633 18
Powell Industries  444 27
Preformed Line Products  117 18
SES AI  (1) 6,142 15
Shoals Technologies Group, Class A  (1) 8,511 218
SKYX Platforms  (1) 2,799 7
Stem  (1)(2) 7,243 41
SunPower  (1)(2) 4,318 42
Thermon Group Holdings  (1) 1,639 44
TPI Composites  (1) 2,089 22
Vicor  (1) 1,079 58
1,975
Ground Transportation 0.5%
ArcBest  1,200 119
Covenant Logistics Group, Class A  456 20
Daseke  (1) 1,978 14
FTAI Infrastructure  4,866 18
Heartland Express  2,326 38
Marten Transport  2,917 63
PAM Transportation Services  (1) 339 9
RXO  (1) 5,708 129
TuSimple Holdings, Class A  (1) 8,537 14
U.S. Xpress Enterprises, Class A  (1) 1,522 9
Universal Logistics Holdings  360 10
Werner Enterprises  3,135 139
582

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,244 23
23
Machinery 3.8%
374Water (1) 2,918 7
3D Systems  (1) 6,195 62
Alamo Group  504 93
Albany International, Class A  1,543 144
Astec Industries  1,131 51
Barnes Group  2,429 102
Berkshire Grey  (1) 3,348 5
Blue Bird  (1) 884 20
Chart Industries  (1) 2,093 334
CIRCOR International  (1) 929 52
Columbus McKinnon  1,384 56
Commercial Vehicle Group  (1) 1,580 18
Desktop Metal, Class A  (1) 13,552 24
Douglas Dynamics  1,092 33
Energy Recovery  (1) 2,780 78
Enerpac Tool Group  2,812 76
EnPro Industries  1,031 138
ESCO Technologies  1,277 132
Federal Signal  2,976 191
Franklin Electric  2,278 234
Gencor Industries  (1) 520 8
Gorman-Rupp  1,164 34
Greenbrier  1,566 68
Helios Technologies  1,614 107
Hillenbrand  3,430 176
Hillman Solutions  (1) 8,477 76
Hyliion Holdings  (1)(2) 7,253 12
Hyster-Yale Materials Handling  545 30
John Bean Technologies  1,581 192
Kadant  574 127
Kennametal  4,032 114
Lindsay  552 66
Luxfer Holdings  1,384 20
Manitowoc  (1) 1,728 33
Mayville Engineering  (1) 544 7
Microvast Holdings  (1) 5,176 8
Miller Industries  538 19
Mueller Industries  2,763 241
Mueller Water Products, Class A  7,725 125
Nikola  (1)(2) 29,159 40
Omega Flex  165 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Park-Ohio Holdings  413 8
Proterra  (1)(2) 10,350 12
Proto Labs  (1) 1,344 47
REV Group  1,675 22
Shyft Group  1,715 38
SPX Technologies  (1) 2,172 185
Standex International  588 83
Tennant  911 74
Terex  3,305 198
Titan International  (1) 2,651 30
Trinity Industries  4,076 105
Velo3D  (1)(2) 4,382 9
Wabash National  2,324 60
Watts Water Technologies, Class A  1,351 248
4,489
Marine Transportation 0.3%
Costamare  2,684 26
Eagle Bulk Shipping  (2) 673 32
Eneti  1,240 15
Genco Shipping & Trading  2,088 29
Golden Ocean Group  6,142 47
Himalaya Shipping  (1) 1,349 8
Matson  1,750 136
Pangaea Logistics Solutions  1,791 12
Safe Bulkers  3,383 11
316
Passenger Airlines 0.6%
Allegiant Travel  (1) 779 98
Blade Air Mobility  (1) 3,088 12
Frontier Group Holdings  (1) 1,957 19
Hawaiian Holdings  (1) 2,549 27
JetBlue Airways  (1) 16,244 144
Joby Aviation  (1) 13,690 140
SkyWest  (1) 2,373 97
Spirit Airlines  5,468 94
Sun Country Airlines Holdings  (1) 1,852 42
673
Professional Services 2.4%
Alight, Class A  (1) 19,771 183
ASGN  (1) 2,404 182
Asure Software  (1) 932 11
Barrett Business Services  326 28
BlackSky Technology  (1) 5,817 13
CBIZ  (1) 2,385 127

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Conduent  (1) 8,708 30
CRA International  332 34
CSG Systems International  1,524 80
ExlService Holdings  (1) 1,600 242
Exponent  2,512 234
First Advantage  (1) 2,684 41
FiscalNote Holdings  (1) 3,065 11
Forrester Research  (1) 577 17
Franklin Covey  (1) 586 26
Heidrick & Struggles International  978 26
HireQuest  264 7
HireRight Holdings  (1) 738 8
Huron Consulting Group  (1) 960 82
IBEX  (1) 554 12
ICF International  931 116
Innodata  (1) 1,241 14
Insperity  1,809 215
Kelly Services, Class A  1,705 30
Kforce  990 62
Korn Ferry  2,592 128
Legalzoom.com  (1) 5,114 62
Maximus  3,017 255
Mistras Group  (1) 1,025 8
NV5 Global  (1) 665 74
Planet Labs PBC  (1)(2) 9,432 30
Resources Connection  1,606 25
Skillsoft  (1)(2) 4,003 5
Sterling Check  (1)(2) 1,085 13
TriNet Group  (1) 1,870 178
TrueBlue  (1) 1,536 27
TTEC Holdings  950 32
Upwork  (1) 6,061 57
Verra Mobility  (1) 6,939 137
Willdan Group  (1) 598 11
2,873
Trading Companies & Distributors 2.1%
Alta Equipment Group  958 17
Applied Industrial Technologies  1,915 277
Beacon Roofing Supply  (1) 2,428 202
BlueLinx Holdings  (1) 425 40
Boise Cascade  1,973 178
Custom Truck One Source  (1) 3,044 21
Distribution Solutions Group  (1) 257 13
DXP Enterprises  (1) 771 28
EVI Industries  (1) 234 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FTAI Aviation  4,890 155
GATX  1,763 227
Global Industrial  673 19
GMS  (1) 2,070 143
H&E Equipment Services  1,606 74
Herc Holdings  1,403 192
Hudson Technologies  (1) 2,193 21
Karat Packaging  224 4
McGrath RentCorp  1,229 114
MRC Global  (1) 4,110 41
NOW  (1) 5,535 57
Rush Enterprises, Class A  2,065 125
Rush Enterprises, Class B  341 23
Textainer Group Holdings  2,131 84
Titan Machinery  (1) 1,001 30
Transcat  (1) 366 31
Triton International  2,709 226
Veritiv  647 81
Willis Lease Finance  (1) 139 5
Xometry, Class A  (1)(2) 1,637 35
2,468
Total Industrials & Business Services 20,464
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.8%
ADTRAN Holdings  3,925 41
Aviat Networks  (1) 564 19
Calix  (1) 2,903 145
Cambium Networks  (1) 645 10
Clearfield  (1)(2) 646 31
CommScope Holding  (1) 10,187 57
Comtech Telecommunications  1,344 12
Digi International  (1) 1,742 69
DZS  (1) 992 4
Extreme Networks  (1) 6,239 163
Harmonic  (1)(2) 5,409 88
Infinera  (1)(2) 9,672 47
KVH Industries  (1) 923 8
NETGEAR  (1) 1,358 19
NetScout Systems  (1) 3,396 105
Ribbon Communications  (1) 4,428 12
Viavi Solutions  (1) 10,960 124
954
Electronic Equipment, Instruments & Components 2.8%
908 Devices  (1) 1,198 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Advanced Energy Industries  1,868 208
Aeva Technologies  (1) 5,003 6
Akoustis Technologies  (1)(2) 3,228 10
Arlo Technologies  (1) 4,356 48
Badger Meter  1,448 214
Bel Fuse, Class B  515 30
Belden  2,111 202
Benchmark Electronics  1,750 45
Climb Global Solutions  205 10
CTS  1,547 66
Daktronics  (1) 1,922 12
ePlus  (1) 1,305 74
Evolv Technologies Holdings  (1) 5,535 33
Fabrinet  (1) 1,824 237
FARO Technologies  (1) 1,021 17
Insight Enterprises  (1) 1,425 209
Iteris  (1) 2,103 8
Itron  (1) 2,242 162
Kimball Electronics  (1) 1,205 33
Knowles  (1) 4,484 81
Lightwave Logic  (1)(2) 5,627 39
Luna Innovations  (1) 1,579 14
Methode Electronics  1,726 58
MicroVision  (1)(2) 8,762 40
Mirion Technologies  (1) 9,841 83
Napco Security Technologies  (2) 1,551 54
nLight  (1) 2,141 33
Novanta  (1) 1,775 327
OSI Systems  (1) 782 92
PAR Technology  (1)(2) 1,306 43
PC Connection  564 25
Plexus  (1) 1,359 134
Presto Automation  (1) 156 1
Richardson Electronics  588 10
Rogers  (1) 851 138
Sanmina  (1) 2,837 171
ScanSource  (1) 1,256 37
SmartRent  (1) 9,053 35
Tingo Group  (1) 6,016 7
TTM Technologies  (1) 4,987 69
Vishay Intertechnology  6,361 187
Vishay Precision Group  (1) 631 23
Vuzix  (1)(2) 2,977 15
3,348

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.6%
BigBear.ai Holdings  (1)(2) 1,319 3
BigCommerce Holdings, Series 1  (1) 3,337 33
Brightcove  (1) 2,274 9
CXApp  (1) 95 1
DigitalOcean Holdings  (1)(2) 3,113 125
Fastly, Class A  (1) 5,824 92
Grid Dynamics Holdings  (1) 2,725 25
Hackett Group  1,243 28
Information Services Group  1,530 8
Kratos Defense & Security Solutions  (1) 6,158 88
Perficient  (1) 1,691 141
Rackspace Technology  (1) 4,030 11
Squarespace, Class A  (1) 2,194 69
Thoughtworks Holding  (1)(2) 4,547 35
Tucows, Class A  (1)(2) 500 14
Unisys  (1) 3,079 12
694
Semiconductors & Semiconductor Equipment 3.3%
ACM Research, Class A  (1) 2,397 31
Aehr Test Systems  (1) 1,271 52
Alpha & Omega Semiconductor  (1) 1,149 38
Ambarella  (1) 1,833 153
Amkor Technology  5,093 151
Atomera  (1)(2) 1,131 10
Axcelis Technologies  (1) 1,613 296
CEVA  (1) 1,177 30
Cohu  (1) 2,303 96
Credo Technology Group Holding  (1) 4,820 84
Diodes  (1) 2,242 207
FormFactor  (1) 3,821 131
Ichor Holdings  (1) 1,401 52
Impinj  (1)(2) 1,130 101
indie Semiconductor, Class A  (1) 6,768 64
inTEST  (1) 528 14
Kulicke & Soffa Industries  2,730 162
MACOM Technology Solutions Holdings  (1) 2,700 177
Maxeon Solar Technologies  (1) 1,239 35
MaxLinear  (1) 3,664 116
Navitas Semiconductor  (1) 5,013 53
NVE  234 23
Onto Innovation  (1) 2,428 283
PDF Solutions  (1) 1,503 68
Photronics  (1) 3,047 79
Power Integrations  2,800 265

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rambus  (1) 5,405 347
Semtech  (1) 3,138 80
Silicon Laboratories  (1) 1,575 248
SiTime  (1) 843 99
SkyWater Technology  (1) 899 8
SMART Global Holdings  (1) 2,401 70
Synaptics  (1) 1,943 166
Transphorm  (1) 1,042 4
Ultra Clean Holdings  (1) 2,220 85
Veeco Instruments  (1) 2,500 64
3,942
Software 5.3%
8x8 (1) 5,741 24
A10 Networks  3,470 51
ACI Worldwide  (1) 5,328 123
Adeia  5,284 58
Agilysys  (1) 1,002 69
Alarm.com Holdings  (1) 2,383 123
Alkami Technology  (1) 1,959 32
Altair Engineering, Class A  (1) 2,667 202
American Software, Class A  1,525 16
Amplitude, Class A  (1) 3,327 37
Appfolio, Class A  (1) 961 165
Appian, Class A  (1) 2,022 96
Applied Digital  (1) 3,436 32
Asana, Class A  (1) 3,903 86
Aurora Innovation  (1) 14,940 44
AvePoint  (1) 7,532 43
Bit Digital  (1) 3,556 14
Blackbaud  (1) 2,139 152
BlackLine  (1) 2,768 149
Box, Class A  (1) 6,999 206
Braze, Class A  (1) 1,696 74
C3.ai, Class A  (1)(2) 2,930 107
Cerence  (1) 1,993 58
Cipher Mining  (1)(2) 2,271 6
Cleanspark  (1) 3,772 16
CommVault Systems  (1) 2,219 161
Consensus Cloud Solutions  (1) 985 31
CoreCard  (1) 357 9
Couchbase  (1) 1,671 26
CS Disco  (1) 1,241 10
Digimarc  (1)(2) 682 20
Digital Turbine  (1) 4,762 44
Domo, Class B  (1) 1,467 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
E2open Parent Holdings  (1) 9,780 55
Ebix  1,271 32
eGain  (1) 932 7
Enfusion, Class A  (1) 1,405 16
EngageSmart  (1) 2,388 46
Envestnet  (1) 2,460 146
Everbridge  (1) 1,998 54
EverCommerce  (1) 1,174 14
Expensify, Class A  (1) 2,715 22
ForgeRock, Class A  (1) 2,322 48
Freshworks, Class A  (1) 7,958 140
Instructure Holdings  (1) 972 24
Intapp  (1) 775 32
InterDigital  1,330 128
Jamf Holding  (1) 3,432 67
Kaltura  (1) 4,088 9
LivePerson  (1) 3,441 16
LiveRamp Holdings  (1) 3,149 90
LiveVox Holdings  (1)(2) 851 2
Marathon Digital Holdings  (1)(2) 8,267 115
Matterport  (1) 12,323 39
MeridianLink  (1) 1,304 27
MicroStrategy, Class A  (1) 548 188
Mitek Systems  (1)(2) 2,080 23
Model N  (1) 1,870 66
N-Able  (1) 3,507 51
NextNav  (1)(2) 3,506 10
Olo, Class A  (1) 5,081 33
ON24  1,608 13
OneSpan  (1) 1,991 30
PagerDuty  (1) 4,289 96
PowerSchool Holdings, Class A  (1)(2) 2,753 53
Progress Software  2,165 126
PROS Holdings  (1) 2,195 68
Q2 Holdings  (1) 2,806 87
Qualys  (1) 1,845 238
Rapid7  (1) 2,983 135
Red Violet  (1)(2) 519 11
Rimini Street  (1) 2,536 12
Riot Platforms  (1) 7,966 94
Sapiens International  1,586 42
SEMrush Holdings, Class A  (1) 1,541 15
SolarWinds  (1) 2,427 25
SoundHound AI, Class A  (1) 6,878 31
SoundThinking  (1) 413 9
Sprinklr, Class A  (1) 4,273 59

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A  (1) 2,377 110
SPS Commerce  (1) 1,819 349
Tenable Holdings  (1) 5,664 247
Terawulf  (1) 3,999 7
Varonis Systems  (1) 5,350 143
Verint Systems  (1) 3,107 109
Veritone  (1) 1,367 5
Viant Technology, Class A  (1) 608 3
Weave Communications  (1) 1,628 18
Workiva  (1) 2,426 247
Xperi  (1) 2,121 28
Yext  (1) 5,258 59
Zeta Global Holdings, Class A  (1) 6,592 56
Zuora, Class A  (1) 6,216 68
6,399
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology  (1) 1,761 45
CompoSecure  (1)(2) 811 5
Corsair Gaming  (1) 1,952 35
CPI Card Group  (1) 211 5
Eastman Kodak  (1) 3,026 14
Immersion  1,541 11
Intevac  (1) 1,261 5
IonQ  (1) 7,896 107
Super Micro Computer  (1) 2,297 572
Turtle Beach  (1) 844 10
Xerox Holdings  5,603 83
892
Total Information Technology 16,229
MATERIALS 4.5%
Chemicals 2.0%
AdvanSix  1,284 45
American Vanguard  1,417 25
Amyris  (1)(2) 11,520 12
Aspen Aerogels  (1) 2,567 20
Avient  4,459 182
Balchem  1,588 214
Cabot  2,725 182
Chase  372 45
Core Molding Technologies  (1) 382 9
Danimer Scientific  (1)(2) 4,634 11
Diversey Holdings  (1) 3,869 32
Ecovyst  (1) 4,678 54
FutureFuel  1,368 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hawkins  962 46
HB Fuller  2,688 192
Ingevity  (1) 1,832 107
Innospec  1,227 123
Intrepid Potash  (1) 512 12
Koppers Holdings  1,022 35
Kronos Worldwide  972 9
Livent  (1)(2) 8,956 246
LSB Industries  (1) 2,701 27
Mativ Holdings  2,742 41
Minerals Technologies  1,609 93
Origin Materials  (1)(2) 5,402 23
Orion  2,756 58
Perimeter Solutions  (1) 7,697 47
PureCycle Technologies  (1)(2) 5,705 61
Quaker Chemical  683 133
Rayonier Advanced Materials  (1) 2,917 12
Sensient Technologies  2,092 149
Stepan  1,043 100
Trinseo  1,697 22
Tronox Holdings  5,747 73
Valhi  85 1
2,453
Construction Materials 0.3%
Knife River  (1) 2,502 109
Summit Materials, Class A  (1) 5,928 224
United States Lime & Minerals  103 22
355
Containers & Packaging 0.3%
Greif, Class A  1,211 83
Greif, Class B  268 21
Myers Industries  1,825 36
O-I Glass  (1) 7,645 163
Pactiv Evergreen  1,993 15
Ranpak Holdings  (1) 2,024 9
TriMas  2,089 57
384
Metals & Mining 1.8%
5E Advanced Materials  (1) 1,895 6
Alpha Metallurgical Resources  636 104
Arconic  (1) 4,857 144
ATI  (1) 6,398 283
Caledonia Mining  808 9
Carpenter Technology  2,373 133

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Century Aluminum  (1) 2,607 23
Coeur Mining  (1) 15,700 45
Commercial Metals  5,810 306
Compass Minerals International  1,719 58
Constellium  (1) 6,305 108
Contango ORE  (1) 184 5
Dakota Gold  (1) 2,267 7
Haynes International  623 32
Hecla Mining  29,503 152
i-80 Gold  (1)(2) 9,494 21
Ivanhoe Electric  (1)(2) 2,741 36
Kaiser Aluminum  791 57
Materion  1,012 116
NioCorp Developments  (1) 95 —
Novagold Resources  (1) 11,778 47
Olympic Steel  482 24
Perpetua Resources  (1) 1,860 7
Piedmont Lithium  (1)(2) 899 52
PolyMet Mining  (1) 2,513 2
Ramaco Resources, Class A  1,205 10
Ramaco Resources, Class B  (1) 240 2
Ryerson Holding  1,106 48
Schnitzer Steel Industries, Class A  1,270 38
SunCoke Energy  4,167 33
TimkenSteel  (1) 2,179 47
Tredegar  1,358 9
Warrior Met Coal  2,577 100
Worthington Industries  1,527 106
2,170
Paper & Forest Products 0.1%
Clearwater Paper  (1) 822 26
Glatfelter  1,911 6
Sylvamo  1,788 72
104
Total Materials 5,466
REAL ESTATE 6.0%
Diversified Real Estate Investment Trusts 0.6%
Alexander & Baldwin, REIT  3,594 67
Alpine Income Property Trust, REIT  642 10
American Assets Trust, REIT  2,391 46
Armada Hoffler Properties, REIT  3,237 38
Broadstone Net Lease, REIT  9,235 143
CTO Realty Growth, REIT  1,130 19
Empire State Realty Trust, Class A, REIT  (2) 6,422 48

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essential Properties Realty Trust, REIT  7,392 174
Gladstone Commercial, REIT  1,990 25
Global Net Lease, REIT  5,202 53
Nexpoint Diversified Real Estate Trust, REIT  1,508 19
One Liberty Properties, REIT  839 17
Star Holdings  (1)(2) 577 8
667
Health Care Real Estate Investment Trusts 0.6%
CareTrust REIT, REIT  4,914 98
Community Healthcare Trust, REIT  1,263 42
Diversified Healthcare Trust, REIT  (2) 12,546 28
Global Medical REIT, REIT  2,968 27
LTC Properties, REIT  2,016 67
National Health Investors, REIT  2,078 109
Physicians Realty Trust, REIT  11,825 165
Sabra Health Care REIT, REIT  11,424 134
Universal Health Realty Income Trust, REIT  650 31
701
Hotel & Resort Real Estate Investment Trusts 0.8%
Apple Hospitality REIT, REIT  10,715 162
Braemar Hotels & Resorts, REIT  3,327 13
Chatham Lodging Trust, REIT  2,300 22
DiamondRock Hospitality, REIT  10,264 82
Hersha Hospitality Trust, Class A, REIT  1,598 10
Pebblebrook Hotel Trust, REIT  (2) 5,968 83
RLJ Lodging Trust, REIT  7,847 81
Ryman Hospitality Properties, REIT  2,865 266
Service Properties Trust, REIT  8,063 70
Summit Hotel Properties, REIT  5,069 33
Sunstone Hotel Investors, REIT  10,517 107
Xenia Hotels & Resorts, REIT  5,627 69
998
Industrial Real Estate Investment Trusts 0.4%
Innovative Industrial Properties, REIT  (2) 1,390 101
LXP Industrial Trust, REIT  14,233 139
Plymouth Industrial REIT, REIT  2,109 49
Terreno Realty, REIT  4,057 244
533
Office Real Estate Investment Trusts 0.4%
Brandywine Realty Trust, REIT  8,317 39
City Office REIT, REIT  2,108 12
Corporate Office Properties Trust, REIT  5,578 132
Easterly Government Properties, REIT  4,629 67
Equity Commonwealth, REIT  5,226 106

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Properties Income Trust, REIT  2,466 19
Orion Office REIT, REIT  2,891 19
Paramount Group, REIT  9,023 40
Piedmont Office Realty Trust, Class A, REIT  6,109 44
Postal Realty Trust, Class A, REIT  892 13
491
Office Reits 0.3%
Douglas Emmett, REIT  (2) 8,354 105
Hudson Pacific Properties, REIT  6,789 29
JBG SMITH Properties, REIT  5,494 83
Peakstone Realty Trust, REIT  (2) 1,366 38
SL Green Realty, REIT  (2) 3,235 97
352
Real Estate Management & Development 0.7%
American Realty Investors  (1)(2) 57 1
Anywhere Real Estate  (1) 5,434 36
Compass, Class A  (1) 14,761 52
Cushman & Wakefield  (1) 8,198 67
DigitalBridge Group  (2) 7,969 117
Douglas Elliman  3,665 8
eXp World Holdings  (2) 3,420 69
Forestar Group  (1) 937 21
FRP Holdings  (1) 323 19
Kennedy-Wilson Holdings  5,881 96
Marcus & Millichap  1,241 39
Maui Land & Pineapple  (1) 371 5
Newmark Group, Class A  6,513 41
Opendoor Technologies, Class A  (1) 26,805 108
RE/MAX Holdings, Class A  860 17
Redfin  (1)(2) 5,201 65
RMR Group, Class A  785 18
St. Joe  1,718 83
Stratus Properties  316 8
Tejon Ranch  (1) 1,068 19
Transcontinental Realty Investors  (1) 92 3
892
Residential Real Estate Investment Trusts 0.5%
Apartment Investment & Management, Class A, REIT  6,996 60
BRT Apartments, REIT  607 12
Centerspace, REIT  746 46
Clipper Realty, REIT  737 4
Elme Communities, REIT  4,304 71
Independence Realty Trust, REIT  11,201 204
NexPoint Residential Trust, REIT  1,119 51

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMH Properties, REIT  2,703 43
Veris Residential, REIT  (1) 3,887 62
553
Retail Real Estate Investment Trusts 1.2%
Acadia Realty Trust, REIT  4,590 66
Alexander's, REIT  109 20
CBL & Associates Properties, REIT  (2) 1,336 29
Getty Realty, REIT  2,203 74
InvenTrust Properties, REIT  3,322 77
Kite Realty Group Trust, REIT  10,762 240
Macerich, REIT  10,671 120
Necessity Retail REIT, REIT  6,596 45
NETSTREIT, REIT  3,010 54
Phillips Edison, REIT  (2) 5,804 198
Retail Opportunity Investments, REIT  6,070 82
RPT Realty, REIT  4,203 44
Saul Centers, REIT  601 22
SITE Centers, REIT  9,513 126
Tanger Factory Outlet Centers, REIT  5,027 111
Urban Edge Properties, REIT  5,611 87
Urstadt Biddle Properties, Class A, REIT  1,427 30
Whitestone REIT, REIT  2,356 23
1,448
Specialized Real Estate Investment Trusts 0.5%
Farmland Partners, REIT  (2) 2,487 30
Four Corners Property Trust, REIT  4,269 108
Gladstone Land, REIT  1,646 27
Outfront Media, REIT  7,257 114
PotlatchDeltic, REIT  3,896 206
Safehold, REIT  (2) 1,464 35
Uniti Group, REIT  11,931 55
575
Total Real Estate 7,210
TRUSTS & FUNDS 0.2%
Trusts & Mutual Funds 0.2%
iShares Russell 2000 ETF  (2) 1,275 239
Total Trusts & Funds 239
UTILITIES 3.1%
Electric Utilities 0.8%
ALLETE  2,846 165
Genie Energy, Class B  973 14
MGE Energy  1,801 142
Otter Tail  2,051 162

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNM Resources  4,257 192
Portland General Electric  4,821 226
901
Gas Utilities 1.0%
Brookfield Infrastructure, Class A  4,895 223
Chesapeake Utilities  864 103
New Jersey Resources  4,823 228
Northwest Natural Holding  1,770 76
ONE Gas  2,740 210
RGC Resources  394 8
Southwest Gas Holdings  3,067 195
Spire  2,536 161
1,204
Independent Power & Renewable Electricity Producers 0.3%
Altus Power  (1) 3,141 17
Montauk Renewables  (1)(2) 3,240 24
Ormat Technologies  2,654 213
Sunnova Energy International  (1)(2) 4,961 91
345
Multi-Utilities 0.5%
Avista  3,707 145
Black Hills  3,309 199
NorthWestern  2,990 170
Unitil  802 41
555
Water Utilities 0.5%
American States Water  1,842 160
Artesian Resources, Class A  412 19
Cadiz  (1) 1,998 8
California Water Service Group  2,755 142
Consolidated Water  740 18
Global Water Resources  601 8
Middlesex Water  875 71
Pure Cycle  (1) 861 9
SJW Group  1,522 107
York Water  703 29
571
Total Utilities 3,576
Total Common Stocks (Cost $128,324) 118,752

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 316,680 317
317
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.248%, 12/14/23  (6) 40,000 39
39
Total Short-Term Investments (Cost $356) 356
SECURITIES LENDING COLLATERAL 6.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 6.5%
Money Market Funds 6.5%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 7,779,989 7,780
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,780
Total Securities Lending Collateral (Cost $7,780) 7,780
Total Investments in Securities
106.0% of Net Assets
(Cost $136,460) $ 126,888
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3 Russell 2000 E-Mini Index contracts 9/23 286 $ 1
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 10++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 5,229  ¤   ¤ $ 8,097
Total $ 8,097^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,097.

T. ROWE PRICE Small-Cap Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $136,460) $ 126,888
Receivable for investment securities sold 727
Receivable for shares sold 598
Dividends receivable 118
Due from affiliates 29
Cash 2
Variation margin receivable on futures contracts 1
Other assets 16
Total assets 128,379
Liabilities
Obligation to return securities lending collateral 7,780
Payable for investment securities purchased 854
Investment management fees payable 9
Other liabilities 74
Total liabilities 8,717
NET ASSETS $ 119,662

T. ROWE PRICE Small-Cap Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (12,188)
Paid-in capital applicable to 8,828,984 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 131,850
NET ASSETS $ 119,662
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $166; Shares outstanding: 12,323) $ 13.48
I Class
(Net assets: $96,596; Shares outstanding: 7,127,064) $ 13.55
Z Class
(Net assets: $22,900; Shares outstanding: 1,689,597) $ 13.55

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1) $ 768
Securities lending 67
    Interest 1
Total income 836
Expenses
Investment management 48
Shareholder servicing
I Class 21
Prospectus and shareholder reports
I Class 2
Custody and accounting 117
Legal and audit 14
Miscellaneous 6
Waived / paid by Price Associates (144)
Total expenses 64
Net investment income 772
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (653)
Futures 25
Net realized loss (628)
Change in net unrealized gain / loss
Securities 8,350
Futures 9
Change in net unrealized gain / loss 8,359
Net realized and unrealized gain / loss 7,731
INCREASE IN NET ASSETS FROM OPERATIONS
$ 8,503

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 772 $ 1,371
Net realized loss (628) (2,159)
Change in net unrealized gain / loss 8,359 (20,564)
Increase (decrease) in net assets from operations 8,503 (21,352)
Distributions to shareholders
Net earnings
Investor Class – (2)
I Class – (1,319)
Z Class – (191)
Decrease in net assets from distributions – (1,512)
Capital share transactions
*
Shares sold
I Class 6,157 18,848
Z Class 11,147 14,793
Distributions reinvested
I Class – 1,319
Z Class – 191
Shares redeemed
I Class (2,119) (3,831)
Z Class (1,406) (2,589)
Increase in net assets from capital share
transactions 13,779 28,731

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase during period 22,282 5,867
Beginning of period 97,380 91,513
End of period $ 119,662 $ 97,380
*Share information (000s)
Shares sold
I Class 480 1,358
Z Class 854 1,058
Distributions reinvested
I Class – 101
Z Class – 15
Shares redeemed
I Class (163) (285)
Z Class (108) (198)
Increase in shares outstanding 1,063 2,049

T. ROWE PRICE Small-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund
(Investor Class), the Small-Cap Index Fund–I Class (I Class) and the Small-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Small-Cap Index Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Small-Cap Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Small-Cap Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Small-Cap Index Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 118,752 $ — $ — $ 118,752
Short-Term Investments 317 39 — 356
Securities Lending Collateral 7,780 — — 7,780
Total Securities 126,849 39 — 126,888
Futures Contracts* 1 — — 1
Total $ 126,850 $ 39 $ — $ 126,889
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives
Futures
$ 1
*
Total $ 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 25
Total $ 25

T. ROWE PRICE Small-Cap Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $31,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 9
Total $ 9

T. ROWE PRICE Small-Cap Index Fund

gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $7,507,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was
$7,780,000.

T. ROWE PRICE Small-Cap Index Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $34,071,000 and $19,833,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $1,498,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $137,765,000. Net unrealized loss aggregated $10,876,000 at period-end, of which $14,710,000 related to appreciated investments and $25,586,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE Small-Cap Index Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Small-Cap Index Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $803,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(114) $(30)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $21,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $10,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 95%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
12,323 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Small-Cap Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 410,062,298 1,655,973
Mark J. Parrell 409,937,671 1,709,010
Kellye L. Walker 410,159,459 1,646,826
Eric L. Veiel 407,150,354 4,595,210

T. ROWE PRICE Small-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Small-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee, and the fund is also subject to contractual expense limitations that require the fund to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023